Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 28,297,491	$ 76,690,246
Total Accounts receivable	$ 28,297,491	$ 76,690,246